Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

							Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO1 (b)	Compensation Actually Paid to CEO1 (c)(1)(2)	Summary Compensation Table Total for CEO2 (d)	Compensation Actually Paid to CEO2 (e)(1)(2)	Average Summary Compensation Table Total for Other NEOs (f)	Average Compensation Actually Paid to Other NEOs (g)(1)(2)	Total Shareholder Return (h)(3)	Peer Group Total Shareholder Return (i)(3)	Net Income (j)(4)	Adjusted Operating Income (k)(5)
2022	2,731,884	3,176,782	—	—	867,997	970,114	107.10	126.63	(21,971,000)	36,600,000
2021	4,229,714	5,910,435	—	—	819,180	935,837	126.82	131.78	23,732,000	53,162,000
2020	2,743,422	7,169,957	708,219	489,192	872,311	1,179,059	136.11	118.69	(37,049,000)	23,932,000

Company Selected Measure Name			Adjusted OI
Named Executive Officers, Footnote [Text Block]			Harold Bevis served as our President and Chief Executive Officer (CEO1) for the full year for each 2022 and 2021, and from March-December 2020. Patrick Miller served as our Chief Executive Officer (CEO2) from January-March 2020. Our non-CEO named executive officers (NEOs) included (a) for 2022,Christopher H. Bohnert, Andy Cheung, Aneezal H. Mohamed, Richard Tajer, Kristin S. Mathers; (b) for 2021, Christopher H. Bohnert, Aneezal H. Mohamed, Richard Tajer, Kristin S. Mathers, Douglas F. Bowen; (c) and for 2020, Christopher H. Bohnert, Douglas F. Bowen, C. Timothy Trenary, and Edmund S. Carney.
Adjustment To PEO Compensation, Footnote [Text Block]	For each year, the values included in these columns for the compensation actually paid to our CEO1 and CEO2 and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the values included in columns (c), (e) and (g), respectively.

	2022	2021	2020
CEO	CEO 1	CEO 1	CEO 1	CEO 2
Summary compensation table (SCT) total for CEO (column (b) and (d))	$2,731,884	$4,229,714	$2,743,422	$708,219
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end		344,098	3,947,670	—
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	141,881	1,007,005		—
+vesting date fair value of equity awards granted and vested in the covered year	340,558	172,049	533,956	—
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(37,541)	157,569	(55,091)	(219,027)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—
+excess fair value for equity award modifications	—	—	—	—
Compensation Actually Paid to CEO (column (c) and (e))	$3,176,782	$5,910,435	$7,169,957	$489,192

Non-PEO NEO Average Total Compensation Amount			$ 867,997	$ 819,180	$ 872,311
Non-PEO NEO Average Compensation Actually Paid Amount			$ 970,114	935,837	1,179,059
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For each year, the values included in these columns for the compensation actually paid to our CEO1 and CEO2 and the average compensation actually paid to our non-CEO NEOs reflect the following adjustments to the values included in columns (c), (e) and (g), respectively.

Average SCT total for other NEOs	2022	2021	2020
Summary compensation table (SCT) total for other NEOs (column (f))	$867,997	$819,180	$872,311
+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	102,762	99,665	247,234
-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	(6,249)	(7,591)	2,447
+vesting date fair value of equity awards granted and vested in the covered year	38,679	76,405	101,638
-/+ year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	(22,795)	(22,988)	(446)
-fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	(10,280)	(28,834)	(44,125)
+excess fair value for equity award modifications	—	—	—
Compensation Actually Paid to other NEOs (column (g))	$970,114	$935,837	$1,179,059

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures
Operating Income Margin
New Sales
Operating Working Capital % of Sales
Total Stockholder Return (TSR)
Return On Investment Capital (ROIC)

Total Shareholder Return Amount			$ 107.10	126.82	136.11
Peer Group Total Shareholder Return Amount			126.63	131.78	118.69
Net Income (Loss)			$ (21,971,000)	$ 23,732,000	$ (37,049,000)
Company Selected Measure Amount			36,600,000	53,162,000	23,932,000
PEO Name	Patrick Miller	Harold Bevis	Harold Bevis	Harold Bevis
Additional 402(v) Disclosure [Text Block]
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K (the "PvP Rules"), we are presenting the following information about the relationship between executive compensation actually paid and the Company's financial performance.

We disclose below pay versus performance information, including the relationship between executive compensation actually paid, as calculated by SEC rules, and the Company performance.
			For each year, total shareholder return for the Company and the peer group was calculated in accordance with Item 201(e) and Item 402(v) of Regulation S-K. For purposes of this pay versus performance disclosure, our peer group is the "New Peer Group" as defined and used for purposes of the performance graph included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, see "Compensation Structure" for peer groups detail. Net income is rounded to the nearest thousand.Adjusted OI is calculated as described in Appendix A.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Operating Income Margin
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			New Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Operating Working Capital % of Sales
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Total Stockholder Return (TSR)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Return On Investment Capital (ROIC)
Harold Bevis [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,731,884	$ 4,229,714	$ 2,743,422
PEO Actually Paid Compensation Amount			3,176,782	5,910,435	7,169,957
Patrick Miller [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					708,219
PEO Actually Paid Compensation Amount					489,192
PEO [Member] | Harold Bevis [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				344,098	3,947,670
PEO [Member] | Harold Bevis [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			141,881	1,007,005
PEO [Member] | Harold Bevis [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			340,558	172,049	533,956
PEO [Member] | Harold Bevis [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(37,541)	157,569	(55,091)
PEO [Member] | Harold Bevis [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Harold Bevis [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
PEO [Member] | Patrick Miller [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patrick Miller [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patrick Miller [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patrick Miller [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(219,027)
PEO [Member] | Patrick Miller [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Patrick Miller [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			102,762	99,665	247,234
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,249)	(7,591)	2,447
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			38,679	76,405	101,638
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(22,795)	(22,988)	(446)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,280)	(28,834)	(44,125)
Non-PEO NEO [Member] | Equity Awards, Equity Award Modifications, Excess Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 0